Postretirement benefit plans (Details) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Description of employer contributions to the U.S. retirement plans	Both defined contribution plans offer an employer-matching savings option that allows employees to make pre-tax contributions to various investment choices, including a TI common stock fund. Employees who elected to continue accruing a benefit in the qualified defined benefit pension plans may also participate in the defined contribution plan, where employer-matching contributions are provided for up to 2 percent of the employee’s annual eligible earnings. Employees who elected not to continue accruing a benefit in the defined benefit pension plans, and employees hired after November 1997 and through December 31, 2003, may participate in the enhanced defined contribution plan. This plan provides for a fixed employer contribution of 2 percent of the employee’s annual eligible earnings, plus an employer-matching contribution of up to 4 percent of the employee’s annual eligible earnings. Employees hired after December 31, 2003, do not receive the fixed employer contribution of 2 percent of the employee’s annual eligible earnings.
Number of company shares held by the U.S. defined contribution plans at year-end (in shares)	15	20
Value of the company shares held by the U.S. defined contribution plans at year-end	$ 678,000,000	$ 610,000,000
Dividends paid on the company shares held by the U.S. defined contribution plans at year-end	18,000,000	16,000,000
Aggregate expense for the U.S. defined contribution plans	62,000,000	70,000,000	55,000,000
Defined benefit pension plan formula, highest consecutive years of compensation (in years)	5 years
Value of the company shares held by the non-U.S. retirement plans at year-end	15,000,000	13,000,000
Length of time certain gains and losses are considered when determining the market-related value of assets related to the U.S. Qualified pension and retiree health care plans (in years)	3 years
Expected contribution to retirement benefit plans in next fiscal year	50,000,000
Unfunded status of plan relating to non-qualified plans	58,000,000	61,000,000
Liability to participants of the deferred compensation plan	197,000,000
Deferred compensation plan assets	0
U.S. defined benefit plan
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	882,000,000	1,010,000,000
Net actuarial loss	26,000,000
Unrecognized prior service cost	1,000,000
Weighted average target allocation [Abstract]
Equity securities (in percents)	35.00%
Fixed income securities and cash equivalents (in percents)	65.00%
U.S. retiree health care plan
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	7,000,000
Unrecognized prior service cost	4,000,000
Weighted average target allocation [Abstract]
Equity securities (in percents)	50.00%
Fixed income securities and cash equivalents (in percents)	50.00%
Health care cost trend rates [Abstract]
Assumed health care cost trend rate for next year (in percents)	7.00%	7.00%
Ultimate trend rate (in percents)	5.00%	5.00%
Year in which ultimate trend rate is reached	2022	2018
Effect of a one-percentage point change in assumed health care cost trend rates [Abstract]
Effect of a one percentage point increase on accumulated postretirement benefit obligation (in hundredths)	22,000,000
Effect of a one percentage point decrease on accumulated postretirement benefit obligation (in hundredths)	18,000,000
Effect of a one percentage point increase on service and interest cost components (in hundredths)	2,000,000
Effect of a one percentage point decrease on service and interest cost components (in hundredths)	1,000,000
Non-U.S. defined benefit plan
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	2,120,000,000	2,230,000,000
Net actuarial loss	26,000,000
Unrecognized prior service cost	(2,000,000)
Weighted average target allocation [Abstract]
Equity securities range minimum (in percents)	0.00%
Equity securities range maximum (in percents)	40.00%
Fixed income securities and cash equivalents range minimum (in percent)	60.00%
Fixed income securities and cash equivalents range maximum (in percents)	100.00%
Before November 1997, Elected to continue to accrue a benefit in the qualified defined benefit pension plans, Defined contribution
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer matching contribution (percent)	2.00%
Before November 1997, Elected not to continue to accrue a benefit in the qualified defined benefit pension plans, Defined contribution
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer matching contribution (percent)	4.00%
Defined contribution plan, employer fixed matching contribution (percent)	2.00%
November 1997 through December 31, 2003, Defined contribution
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer matching contribution (percent)	4.00%
Defined contribution plan, employer fixed matching contribution (percent)	2.00%
After December 31, 2003, Defined contribution
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer matching contribution (percent)	4.00%
Defined contribution plan, no employer fixed matching contribution (percent)	2.00%
Rabbi Trust
Defined Benefit Plan Disclosure [Line Items]
Deferred compensation plan assets	$ 37,000,000